Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Investment in Securities
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount, Assets as hedged items in fair value hedges	¥ 593,523	¥ 491,447
The cumulative amount of fair value hedging adjustments included in the carrying amount, Assets as hedged items in fair value hedges	¥ 1,634	¥ 0
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in securities	Investment in securities
Installment Loans
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount, Assets as hedged items in fair value hedges	¥ 6,646	¥ 22,451
The cumulative amount of fair value hedging adjustments included in the carrying amount, Assets as hedged items in fair value hedges	¥ (51)	¥ (92)
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in securities	Investment in securities
Long-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount, Liabilities as hedged items in fair value hedges	¥ 25,900	¥ 28,220
The cumulative amount of fair value hedging adjustments included in the carrying amount, Liabilities as hedged items in fair value hedges	¥ 0	¥ 0
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense